Cover	Jun. 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Entity File Number	001-41922
Entity Registrant Name	JVSPAC Acquisition Corp.
Entity Central Index Key	0001866001
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	20 Cecil Street #04-03
Entity Address, Address Line Two	Plus Building
Entity Address, Country	SG
Entity Address, Postal Zip Code	049705
City Area Code	+65
Local Phone Number	6513 8565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units
Trading Symbol	JVSAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, no par value
Title of 12(b) Security	Class A Ordinary Shares, no par value
Trading Symbol	JVSA
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	JVSAR
Security Exchange Name	NASDAQ